Average Annual Total Returns - USCF Sustainable Commodity Strategy Fund		12 Months Ended	17 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.88%
Bloomberg Commodity Index Total Return
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.38%	0.32%
USCF Sustainable Commodity Strategy Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		(3.33%)	(22.11%)
USCF Sustainable Commodity Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(14.16%)	(22.21%)
USCF Sustainable Commodity Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.97%)	(17.28%)

[1]	Reflects no deductions for fees, expenses or taxes.